SELECTED STATEMENTS OF PROFIT OR LOSS DATA	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
SELECTED STATEMENTS OF PROFIT OR LOSS DATA [Text Block]
NOTE 6:-	SELECTED STATEMENTS OF PROFIT OR LOSS DATA

	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023

Salaries and related expenses	$3,250	$4,260	$1,372	$1,802

Depreciation and amortization	$1,191	$1,587	$511	$778